Commitments and Contingencies - Future Payments for Commitments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 24,260	$ 24,667
Product Purchases	14	617
Real Estate	841	898
Obligation to Fund HCML	512	513
Other Long-Term Commitments	1,653	2,101
Total Commitments	$ 27,280	28,796
Transportation commitments subject to regulatory approval or approved but not yet in service term	20 years
Contractual commitments	$ 27,280	28,796
HMLP
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total Commitments	1,800	2,100
Contractual commitments	1,800	2,100
Commitments approved and not yet in service
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation commitments	854	13,000
1 Year
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,122	2,018
Product Purchases	14	617
Real Estate	63	57
Obligation to Fund HCML	104	94
Other Long-Term Commitments	411	417
Total Commitments	2,714	3,203
Contractual commitments	2,714	3,203
2 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,947	1,927
Product Purchases	0	0
Real Estate	63	57
Obligation to Fund HCML	105	94
Other Long-Term Commitments	191	194
Total Commitments	2,306	2,272
Contractual commitments	2,306	2,272
3 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,921	1,680
Product Purchases	0	0
Real Estate	61	59
Obligation to Fund HCML	98	94
Other Long-Term Commitments	187	184
Total Commitments	2,267	2,017
Contractual commitments	2,267	2,017
4 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,904	1,663
Product Purchases	0	0
Real Estate	59	63
Obligation to Fund HCML	56	89
Other Long-Term Commitments	158	175
Total Commitments	2,177	1,990
Contractual commitments	2,177	1,990
5 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,815	1,641
Product Purchases	0	0
Real Estate	63	58
Obligation to Fund HCML	44	52
Other Long-Term Commitments	117	166
Total Commitments	2,039	1,917
Contractual commitments	2,039	1,917
Thereafter
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	14,551	15,738
Product Purchases	0	0
Real Estate	532	604
Obligation to Fund HCML	105	90
Other Long-Term Commitments	589	965
Total Commitments	15,777	17,397
Contractual commitments	$ 15,777	$ 17,397